Nature of Business	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Nature of Business
Nature of Business

1. Nature of Business

Lexaria Bioscience Corp. (“Lexaria”, “we”, “our” or “the Company”) is a biotechnology company pursuing the enhancement of the bioavailability of a diverse and broad range of active pharmaceutical ingredients (“API”) using our proprietary DehydraTECH drug delivery technology.  Our current focus is the investigation of the incorporation of our DehydraTECH drug delivery technology with GLP-1 and GIP drugs to enhance absorption and reduce adverse side effects.

Revenues are generated from licensing contracts for the Company’s patented DehydraTECH technology based on the terms of use and defined geographic and licensing arrangements. We derive income from our third party contracted manufacturing of B2B DehydraTECH enhanced products made to customer specifications that are sold online and in-store in the US and Canada. We also perform contract services in R&D for customer specific formulations that are used in comparison testing to customers’ existing products.

Going Concern

The Company’s consolidated financial statements included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and in accordance with accounting principles generally accepted in the United States (“US GAAP”) applicable to a going concern, which assumes the Company will have sufficient funds to meet its financial obligations for a period of at least 12 months from the date of this report.

Since inception, the Company has incurred significant operating and net losses. Net losses attributable to shareholders were $9.2 million and $3.6 million for the nine months ended May 31, 2025, and May 31, 2024, respectively. As of May 31, 2025, we had an accumulated deficit of $60.8 million. We expect to continue to incur significant operational expenses and net losses in the upcoming 12 months. Our net losses may fluctuate significantly from quarter to quarter and year to year, depending on the stage and complexity of our research and development (R&D) studies and corporate expenditures, additional revenues received from the licensing of our technology, if any, and the receipt of payments under any current or future collaborations into which we may enter. The recurring losses and negative net cash flows raise substantial doubt as to the Company’s ability to continue as a going concern.

During the nine months ended May 31, 2025, we raised $6.0 million in net proceeds from the sale of securities pursuant to our Registered Direct Offerings which closed in April 2025 and October 2024 as well as At the Market (ATM) offerings.

We may offer securities in response to market conditions or other circumstances if we believe such a plan of financing is required to advance the Company’s business plans. There is no certainty that future equity or debt financing will be available or that it will be at acceptable terms and the outcome of these matters is unpredictable. A lack of adequate funding may force us to reduce spending, curtail or suspend planned programs or possibly liquidate assets. Any of these actions could adversely and materially affect our business, cash flow, financial condition, results of operations, and potential prospects. The sale of additional equity may result in additional dilution to our stockholders. Entering into additional licensing agreements, collaborations, partnerships, alliances marketing, distribution, or licensing arrangements with third parties to increase our capital resources is also possible. If we do so, we may have to relinquish valuable rights to our technologies, future revenue streams, research programs or product candidates or grant licenses on terms that may not be favorable to us.

Our ability to continue operations after our current cash resources are exhausted is dependent on our ability to obtain additional debt or equity financing or a strategic partnership, which cannot be guaranteed. Cash requirements may vary materially from those now planned because of changes in our focus and direction of our research and development programs, competitive and technical advances, patent developments, regulatory changes or other developments. If adequate additional funds are not available when required, management may need to curtail its development efforts and planned operations to conserve cash.

As of May 31, 2025, the Company had cash and cash equivalents of approximately $4.6 million to settle $1.5 million in current liabilities. We have performed a review of our cash flow forecast, and given our current development plans and cash management efforts, we anticipate that our cash resources will be sufficient to fund operations through the third quarter of fiscal year 2026.  However, we have also concluded that our existing cash, combined with inflows expected from executed license agreements, will not be sufficient to meet the Company's financial obligations for the twelve-month period following the issuance of these consolidated financial statements.  Accordingly, there is substantial doubt as to our ability to continue as a going concern within one year from the date of issuance of these financial statements. The accompanying financial statements do not include any adjustments that might be necessary if the Company is not able to continue as a going concern.

1. Nature of Business

Lexaria Bioscience Corp. (“Lexaria”, “we”, “our” or the “Company”) is a biotechnology company pursuing the enhancement of the bioavailability of a diverse and broad range of active pharmaceutical ingredients (“API”) using our proprietary DehydraTECH drug delivery technology.  Our current focus is the investigation of the incorporation of our DehydraTECH drug delivery technology with GLP-1 and GIP drugs to enhance absorption and reduce adverse side effects.

Revenues are generated from licensing contracts for the Company’s patented DehydraTECH technology based on the terms of use and defined geographic and licensing arrangements. We derive income from our third party contracted manufacturing of B2B DehydraTECH enhanced products made to customer specifications that are sold online and in-store in the US and Canada. We also perform contract services in R&D for customer specific formulations that are used in comparison testing to customers’ existing products.

Liquidity

The Company’s consolidated financial statements included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and in accordance with accounting principles generally accepted in the United States (“US GAAP”) applicable to a going concern, which assumes the Company will have sufficient funds to meet its financial obligations for a period of at least 12 months from the date of this report.

Since inception, the Company has incurred significant operating and net losses. The losses attributable to shareholders were $5.8 million and $6.7 million, for the years ended August 31, 2024 and 2023, respectively. As of August 31, 2024, we had an accumulated deficit of $51.6 million. We expect to continue to incur significant operational expenses and net losses in the upcoming 12 months. Our net losses may fluctuate significantly from quarter to quarter and year to year, depending on the stage and complexity of our R&D studies and corporate expenditures, additional revenues received from the licensing of our technology, if any, and the receipt of payments under any current or future collaborations we may enter into.

During the year ended August 31, 2024, we raised an approximate aggregate $10.3 million in net proceeds from the sale of securities pursuant to our equity financings from October 3, 2023, February 14, 2024 and April 30, 2024 and from the exercise of warrants. Subsequent to August 31, 2024, we raised an additional $4.5 million in net proceeds in a registered direct offering. We may offer additional securities for sale during our fiscal year 2025 or thereafter in response to market conditions or other circumstances if we believe such a plan of financing is required to advance the Company’s business plans and is in the best interests of our stockholders.

Based on existing cash resources, management believes that current funding will be sufficient to meet the Company’s financial obligations for a period of at least twelve months from the date of this report.